Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance – 2025, 2024 and 2023

The following table reports the compensation of our principal executive officer (“PEO”) and the average compensation of the other named executive officers as reported in the Summary Compensation Table (“SCT”) for the past three fiscal years (the “Non-PEO NEOs”), as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($) (In thousands)
2025	984,096	758,753	399,646	347,645	37.24	(30,096)
2024	897,698	403,569	486,976	239,307	19.73	(48,697)
2023	1,002,989	527,419	552,058	368,472	37.05	(24,396)

(1)

William W. Smith, Jr. was the Company’s PEO during each of 2023, 2024 and 2025. The other Non-PEO named executive officers during 2025 were Mr. Huffmyer and Mr. Kempton, who each served a partial year during 2025, and during each of 2023 and 2024 the only other named executive officer was Mr. Kempton. As each non-PEO named executive officer for 2025 served for only a portion of the year, the amounts reflected in columns (d) and (e) for 2025 reflect such partial year of service. No other person served as an executive officer during any of 2023, 2024 and 2025; consequently, no other person served as a named executive officer. Notwithstanding the foregoing, for each of years 2023 and 2024, as reported in our 2024 and 2025 proxy statements, the Company provided additional, voluntary disclosure with respect to the compensation of an additional member of the Company’s management team and amounts reported for non-PEO NEOs for each of years 2023 and 2024 include such voluntary disclosure.

(2)

“Compensation actually paid” is an SEC-derived and required reporting metric, premised on the reported total in the Summary Compensation Table for the PEO and the average Summary Compensation Table totals for the Non-PEO NEOs, subject to the adjustments set forth below to arrive at “compensation actually paid” for our PEO and for our non-PEO NEOs during each of the years set forth in the table above.

PEO Total Compensation Amount	$ 984,096	$ 897,698	$ 1,002,989
PEO Actually Paid Compensation Amount	$ 758,753	403,569	527,419
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO:

	2025	2024	2023
Summary Compensation Table Total for PEO (column (b) above)	$984,096	$897,698	$1,002,989
Deduction for amounts reported under the “Stock Awards” column the SCT	$(516,675)	$(433,507)	$(393,017)
Increase for fair value at year end of awards granted during year and remain unvested at year end	$149,927	$67,427	$172,859
Increase for fair value at vesting date of awards granted during year that vested during year	$178,815	$75,975	$51,787
Change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested at year end	$(15,183)	$(103,120)	$(192,159)
Change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(21,358)	$(89,563)	$(93,870)
Deduction for fair value from prior year of awards granted prior to year that were forfeited during year	$(870)	$(11,341)	$(21,170)
Compensation Actually Paid to PEO (column (c) above)	$758,753	$403,569	$527,419

Non-PEO NEO Average Total Compensation Amount	$ 399,646	486,976	552,058
Non-PEO NEO Average Compensation Actually Paid Amount	$ 347,645	239,307	368,472
Adjustment to Non-PEO NEO Compensation Footnote

Average Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs:

	2025	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs (column (d) above)	$399,646	$486,976	$552,058
Deduction for the average of amounts reported under the “Stock Awards” column the SCT	$(205,299)	$(221,007)	$(209,076)
Increase for average of fair value at year end of awards granted during year and remain unvested at year end	$38,814	$34,178	$94,458
Increase for average of fair value at vesting date of awards granted during year that vested during year	$121,929	$35,509	$28,549
Change in average of fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested at year end	$0	$(54,123)	$(62,264)
Change in average of fair value from prior year end to vesting date of awards granted prior to year that vested during year	$(7,198)	$(36,094)	$(24,164)
Deduction for average of fair value from prior year of awards granted prior to year that were forfeited during year	$(248)	$(6,132)	$(11,089)
Average Compensation Actually Paid to Non-PEO NEOs (column (e) above) (1)	$347,645	$239,307	$368,472

(1) No dividends or other earnings were paid or accrued with respect to the equity contemplated in this table, and no adjustments, amendments or modifications were made with respect to any equity awards.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Company Performance

In the “Executive Compensation” section of this proxy statement, we provide greater detail on the elements of our executive compensation program and our pay-for-performance compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our PEO and the other named executive officers for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our stockholders.

Comparison to Total Shareholder Return. The values included in the column for “compensation actually paid” to our PEO and to the Non-PEO NEOs is calculated in accordance with the SEC promulgated disclosure rules in each of the fiscal years reported above and over the three-year cumulative period and shows how the compensation awarded to them changed year-over-year and is generally aligned to the Company’s total shareholder return. This alignment is due to the fact that a significant portion of “compensation actually paid” is comprised of equity awards, which decreased in value during each of 2023, 2024 and 2025. The majority of equity awards granted to NEOs in 2024 were granted prior to, and therefore subject to, the Company’s 1-for-8 reverse stock split completed in April 2024. In addition, base compensation for all NEOs was reduced by 10% beginning in March 2023, no bonuses were paid to the NEOs for the second quarter 2023 performance, and additional equity award grants in 2023 replaced cash bonuses for the third and fourth quarter 2023 performance, a portion of which remained unvested at December 31, 2023, which further aligned average compensation paid to our NEOs to shareholder return throughout 2023. During each of 2024 and 2025, the 10% reduction in NEO base salaries continued throughout the year, no cash bonuses were paid to the NEOs, and additional equity award grants replaced cash bonuses for performance during each quarter of the year, a portion of which remained unvested at December 31, which further aligned average compensation paid to our NEOs to shareholder return throughout the year. As a significant portion of the equity awards granted to our NEOs during 2024 were granted prior to the Company’s 1-for-8 reverse stock split, which resulted in the number of shares eligible to vest under such awards being reduced to one-eighth of their original number, and awards granted during 2025 were not similarly impacted, the “compensation actually paid” to our NEOs during 2025 was higher than in 2024 but remained generally aligned with the Company’s total shareholder return.

Compensation Actually Paid vs. Net Income

Comparison to Net Income. We believe the amount of “compensation actually paid” to the PEO and to the Non-PEO NEOs is generally aligned with the Company’s net loss, as the continued net loss is relatively consistent with the non-equity related compensation, which, as indicated above, is comprised of base salary and incentive compensation. Our cash bonus compensation, which was last paid for performance during the first quarter of 2023, is generally measured based on revenue and operating expenses as compared to an operating plan, which align with the primary drivers of the net loss. The cash bonus programs that our NEOs have historically participated in were suspended beginning in the second quarter of 2023 and continuing throughout 2024 and 2025. As a result, no cash bonuses were paid to the NEOs for these periods. For each of the third and fourth quarters of 2023 and for all of 2024 and 2025, the cash bonus component of our NEOs' compensation was replaced by performance-based equity awards. The continued net losses in 2025, 2024 and 2023 also contributed to the decrease in share price over that period, which has resulted in the reductions in value of these equity awards.

Total Shareholder Return Amount	$ 37.24	19.73	37.05
Net Income (Loss)	$ (30,096)	(48,697)	(24,396)
Smith [Member]
Pay vs Performance Disclosure
PEO Name	William W. Smith, Jr.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (516,675)	(433,507)	(393,017)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,927	67,427	172,859
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,183)	(103,120)	(192,159)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,815	75,975	51,787
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,358)	(89,563)	(93,870)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(870)	(11,341)	(21,170)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,299)	(221,007)	(209,076)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,814	34,178	94,458
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(54,123)	(62,264)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,929	35,509	28,549
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,198)	(36,094)	(24,164)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (248)	$ (6,132)	$ (11,089)